Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures and from Related Hedging Derivative Instruments (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Foreign exchange results recognized	$ (304)	$ (21)	$ 378
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Foreign exchange results recognized	(2)	98	61
Cash Flow Hedges - Hedging Instruments (Reclassified From Equity) [Member]
Disclosure of detailed information about hedges [line items]
Foreign exchange results recognized	(11)	(151)	(11)
Economic Hedges - Hedged Items Not Part of a Hedge Accounting Relationship [Member]
Disclosure of detailed information about hedges [line items]
Foreign exchange results recognized	406	9	(347)
Economic Hedges - Hedging Instruments Not Part of a Hedge Accounting Relationship [Member]
Disclosure of detailed information about hedges [line items]
Foreign exchange results recognized	(455)	(45)	352
Other Results - Not Hedged [Member]
Disclosure of detailed information about hedges [line items]
Foreign exchange results recognized	$ (242)	$ 68	$ 323